Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of Net Lease Cost and Other Supplemental Lease
The following table presents net lease cost and other supplemental lease information:

	Years Ended
	December 31, 2022	December 31, 2021
Lease cost
Operating lease cost (cost resulting from lease payments)	$201,400	$204,499
Short term lease cost	—	31,500

Net lease cost	201,400	235,999

Operating lease – operating cash flows (fixed payments)	$200,980	$197,565

Schedule of Estimated Future Minimum Lease Payments, Excluding Non-lease Components
As of December 31, 2022, the estimated future minimum lease payments, excluding non-lease
components, are as follows:

Operating Leases
Fiscal Year
2023	$204,930
2024	204,930
2025	204,930
2026	204,930
2027	204,930
Thereafter	204,930

Total future minimum annual lease payments	1,229,580
Less: Imputed interest	(272,350)

Present value of lease liabilities	$957,230